FS Credit Income Fund

Unaudited Schedule of Investments

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—11.6%
Abaco Energy Technologies LLC, L+950, 1.0% Floor, 11/20/2020	(d)	Independent Oil & Gas	$982	$972	$974
Advantage Sales & Marketing, Inc., L+325, 1.0% Floor, 7/23/2021	(d) (e)	Media Entertainment	1,181	1,077	1,099
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/2025	(d)	Healthcare	701	697	704
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/2025	(d)	Metals and Mining	562	559	528
California Resources Corp., L+475, 1.0% Floor, 12/31/2022	(d)	Independent Oil & Gas	2,656	2,615	2,540
Cengage Learning, Inc., L+425, 1.0% Floor, 6/7/2023	(d)	Media Entertainment	760	733	735
Comet Bidco Limited, L+500, 9/30/2024	(d)	Consumer Cyclical Services	694	677	684
CONSOL Energy, Inc., L+450, 1.0% Floor, 9/27/2024	(d)	Metals and Mining	176	180	177
Dex Media, Inc., L+900, 1.0% Floor, 12/29/2023	(d)	Periodical Publishers	2,112	2,082	2,181
East Valley Tourist Development Authority, L+800, 1.0% Floor, 9/30/2020	(d)	Leisure	1,044	1,044	1,044
Endo Luxembourg Finance Company I S.a r.l., L+425, 0.8% Floor, 4/29/2024	(d) (e)	Pharmaceuticals	1,108	1,006	1,014
Equitrans Midstream Corp., L+450, 1/31/2024	(d)	Midstream	716	695	723
Holland & Barrett International, E+425, 8/9/2024	(d)	Consumer Cyclical Services	€400	457	344
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/2023	(d)	Retailers	$385	378	334
Kirk Beauty One GmbH, E+325, 8/12/2022	(d) (e)	Retailers	€1,085	1,009	1,033
Kirk Beauty One GmbH, E+350, 8/12/2022	(d) (e)	Retailers	38	36	37
Kirk Beauty One GmbH, E+350, 8/12/2022	(d) (e)	Retailers	101	96	98
Kirk Beauty One GmbH, E+350, 8/12/2022	(d) (e)	Retailers	80	76	77
Kirk Beauty One GmbH, E+350, 8/12/2022	(d) (e)	Retailers	27	25	26
Kirk Beauty One GmbH, E+350, 8/12/2022	(d) (e)	Retailers	9	9	9
Kirk Beauty One GmbH, E+350, 8/12/2022	(d) (e)	Retailers	41	39	40
Kirk Beauty One GmbH, E+350, 8/12/2022	(d) (e)	Retailers	24	23	23
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/28/2022	(d)	Healthcare	$1,093	1,059	1,051
PetSmart, Inc., L+400, 1.0% Floor, 3/11/2022	(d) (e)	Retailers	520	510	511
PG&E Opco, L+120, 1.0% Floor, 4/27/2020	(d) (e) (f) (g)	Electric	125	115	123
Premier Oil plc, L+500, 5/31/2021	(d) (e)	Independent Oil & Gas	270	254	252
Premier Oil plc, L+500, 5/31/2021	(d) (e)	Independent Oil & Gas	26	24	24
Quorum Health Corp., L+675, 1.0% Floor, 4/29/2022	(d)	Healthcare-Services	1,147	1,139	1,137
R.R. Donnelley & Sons Co., L+500, 1/15/2024	(d)	Media Entertainment	726	719	722
Red Ventures, LLC, L+300, 11/8/2024	(d)	Media Entertainment	260	261	261
Seadrill Partners Finco LLC, L+600, 1.0% Floor, 2/21/2021	(d)	Oil Field Services	1,394	1,204	924
Tibco Software, Inc., L+400, 6/30/2026	(d)	Technology	290	289	291
TopGolf International, Inc., L+550, 2/9/2026	(d) (e)	Leisure	1,297	1,290	1,306
UTEX Industries Inc., L+400, 1.0% Floor, 5/22/2021	(d)	Chemicals	558	556	520
Verscend Holding Corp., L+450, 8/27/2025	(d)	Technology	1,165	1,163	1,173
Total Senior Secured Loans—First Lien				23,068	22,719

Senior Secured Loans—Second Lien—2.8%
Almonde, Inc., L+725, 1.0% Floor, 6/13/2025	(d)	Technology	376	375	375
Asurion LLC, L+650, 8/4/2025	(d)	Property & Casualty Insurance	450	449	458

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
BPP Pristine US Mezz A LLC, L+450, 6/24/2020	(d) (h)	Other Financial	$1,900	$1,892	$1,881
DG Investment Intermediate Holdings 2, Inc., L+675, 0.8% Floor, 2/2/2026	(d)	Other Industrial	290	289	283
Jo-Ann Stores, Inc., L+925, 1.0% Floor, 5/21/2024	(d)	Retailers	1,413	1,359	1,172
NeuStar, Inc., L+800, 1.0% Floor, 8/8/2025	(d)	Technology	260	250	247
Onex TSG Holdings II Corp., L+850, 1.0% Floor, 7/31/2023	(d)	Healthcare	320	320	312
UTEX Industries Inc., L+725, 1.0% Floor, 5/22/2022	(d)	Chemicals	855	844	780
Total Senior Secured Loans—Second Lien				5,778	5,508

Senior Secured Bonds—20.4%
ADT Corp., 4.9%, 7/15/2032	(i) (j)	Commercial Services	1,010	828	881
Altice Financing SA, 7.5%, 5/15/2026	(i) (j)	Media Entertainment	896	894	941
Altice France SA, 8.1%, 2/1/2027	(i) (j)	Media Entertainment	4,061	4,108	4,432
Ambac LSNI LLC, 7.3%, 2/12/2023	(i) (j) (k)	Insurance	178	180	181
BCD Acquisition, Inc., 9.6%, 9/15/2023	(i) (j)	Auto Manufacturers	838	883	879
Chembulk Holding LLC, 8.0%, 2/2/2023	(i) (j)	Transportation	200	201	195
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(i) (j)	Oil & Gas Services	1,594	1,602	1,594
Dell International LLC/EMC Corp., 8.1%, 7/15/2036	(i) (j)	IT Services	403	479	508
Denbury Resources, Inc., 7.8%, 2/15/2024	(i)	Oil & Gas	490	472	361
Denbury Resources, Inc., 9.0%, 5/15/2021	(i) (j)	Oil & Gas	986	982	934
Denbury Resources, Inc., 9.3%, 3/31/2022	(i) (j)	Oil & Gas	852	871	752
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.4%, 8/15/2026	(e) (i)	Media Entertainment	634	634	646
Digicel International Finance Ltd/Digicel Holdings Bermuda Ltd, 8.8%, 5/25/2024	(i) (j)	Telecommunications	1,827	1,817	1,727
Drax Finco Plc, 6.6%, 11/1/2025	(i) (j)	Electric	435	438	455
Eagle Bulk Shipco LLC, 8.3%, 11/28/2022	(j)	Transportation	812	819	819
Endo Dac / Endo Finance LLC/Endo Finco, Inc., 5.9%, 10/15/2024	(i)	Pharmaceuticals	560	487	493
First Data Corp., 5.4%, 8/15/2023	(i) (j)	Software	1,001	1,019	1,029
Frontier Communications Corp, 8.0%, 4/1/2027	(i) (j)	Telecommunications	682	682	713
Frontier Communications Corp., 8.5%, 4/1/2026	(i) (j)	Telecommunications	1,822	1,706	1,785
Hudbay Minerals, Inc., 7.6%, 1/15/2025	(i) (j)	Mining	1,605	1,626	1,671
JW Aluminum Continuous Cast Co., 10.3%, 6/1/2026	(i) (j)	Mining	187	188	197
KME AG, 6.8%, 2/1/2023	(j)	Mining	€100	104	107
Kronos International, Inc., 3.8%, 9/15/2025	(j)	Chemicals	1,336	1,453	1,457
L Brands, Inc., 6.9%, 11/1/2035	(j)	Retail	$2,059	1,790	1,843
L Brands, Inc., 6.8%, 7/1/2036	(j)	Retail	1,571	1,333	1,386
Northern Oil and Gas, Inc., 8.5%, 5/15/2023 (8.5% Cash + 1.0% PIK, if leverage test not satisfied)	(j)	Oil & Gas	1,055	1,077	1,087
Par Pharmaceutical, Inc., 7.5%, 4/1/2027	(i)	Pharmaceuticals	274	246	249
Platin 1426 GmbH, 5.4%, 6/15/2023	(j)	Machinery-Diversified	€175	203	197
Quorum Health Corp., 11.6%, 4/15/2023		Healthcare-Services	$199	197	185
Solocal Group, 8.0%, 3/15/2022 (3 mo. EURIBOR + 7.0%)	(l)	Internet	€1,858	2,118	1,935
Staples, Inc., 7.5%, 4/15/2026	(i) (j)	Retail	$256	256	262
Teekay Corp., 9.3%, 11/15/2022	(i) (j)	Transportation	1,882	1,882	1,948
Tenet Healthcare Corp., 6.0%, 10/1/2020	(j)	Healthcare-Services	968	998	1,000

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Tenet Healthcare Corp., 6.3%, 2/1/2027	(i) (j)	Healthcare-Services	$425	$437	$440
TransDigm, Inc., 6.4%, 6/15/2026	(j)	Aerospace/Defense	815	820	833
Transocean Guardian Ltd., 5.9%, 1/15/2024	(i)	Oil & Gas	224	230	230
Transocean Phoenix 2 Ltd., 7.8%, 10/15/2024	(i)	Oil & Gas Services	108	116	116
Unique Pub Finance Co. Plc, 5.7%, 6/30/2027		Real Estate	£48	69	67
Urban One, Inc., 7.4%, 4/15/2022	(i) (j)	Media Entertainment	$1,795	1,758	1,804
Vantage Drilling International, 9.3%, 11/15/2023	(i) (j)	Oil & Gas	3,137	3,138	3,270
Yell Bondco Plc, 8.5%, 5/2/2023	(j)	Internet	£255	291	259
Total Senior Secured Bonds				39,432	39,868

Unsecured Bonds—40.3%
AHP Health Partners, Inc., 9.8%, 7/15/2026	(i) (j)	Healthcare-Services	$2,026	2,079	2,193
Ally Financial, Inc., 3.8%, 11/18/2019	(j)	Diversified Financial Services	511	513	513
Altice Luxembourg SA, 8.0%, 5/15/2027	(j)	Media Entertainment	€154	177	176
Altice Luxembourg SA, 8.0%, 5/15/2027	(i) (j)	Media Entertainment	2,060	2,312	2,351
Aruba Investments, Inc., 8.8%, 2/15/2023	(i) (j)	Chemicals	$1,389	1,423	1,396
AssuredPartners, Inc., 7.0%, 8/15/2025	(i) (j)	Insurance	552	536	556
Avantor, Inc., 9.0%, 10/1/2025	(i) (j)	Healthcare-Products	967	1,054	1,074
Bausch Health Americas, Inc., 8.5%, 1/31/2027	(i) (j)	Pharmaceuticals	2,833	3,017	3,127
Bausch Health Companies, Inc., 7.0%, 1/15/2028	(i) (j)	Pharmaceuticals	139	139	144
Camaieu New, 8.0%, 7/31/2022		Retailers	€46	50	37
CCO Holdings LLC/CCO Holdings Capital Corp., 5.4%, 6/1/2029	(i) (j)	Media Entertainment	$522	525	542
CDK Global, Inc., 4.9%, 6/1/2027	(j)	Software	418	419	434
Central Garden & Pet Co., 5.1%, 2/1/2028	(j)	Household Products/Wares	799	777	801
Cleveland-Cliffs, Inc., 5.9%, 6/1/2027	(i) (j)	Iron/Steel	494	475	498
Consolidated Energy Finance SA, 6.5%, 5/15/2026	(i) (j)	Chemicals	300	298	298
CSC Holdings LLC, 6.5%, 2/1/2029	(i) (j)	Media Entertainment	547	587	604
CYBG Plc, 9.3%, 6/8/2024 (fixed, converts to FRN on 6/8/2024)	(j) (m)	Commercial Banks	£265	348	335
Denbury Resources, Inc., 5.5%, 5/1/2022		Oil & Gas	$47	42	25
Endeavor Energy Resources LP/EER Finance, Inc., 5.5%, 1/30/2026	(i) (j)	Oil & Gas	566	566	589
Forestar Group, Inc., 8.0%, 4/15/2024	(i) (j)	Real Estate	277	277	296
Frontier California, Inc., 6.8%, 5/15/2027	(j)	Telecommunications	40	37	38
Frontier Communications Corp., 6.9%, 1/15/2025	(j)	Telecommunications	945	529	524
Frontier Communications Corp., 7.6%, 4/15/2024	(j)	Telecommunications	1,162	646	646
Frontier Communications Corp., 9.0%, 8/15/2031	(j)	Telecommunications	1,549	1,054	848
Frontier Florida LLC, 6.9%, 2/1/2028	(j)	Telecommunications	1,971	1,814	1,860
Frontier North, Inc., 6.7%, 2/15/2028	(j)	Telecommunications	749	664	708
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings, 10.0%, 11/30/2024	(i) (j)	Software	829	887	907
Genworth Holdings, Inc., 4.9%, 8/15/2023	(j)	Insurance	266	248	249
Genworth Holdings, Inc., 4.8%, 2/15/2024		Insurance	150	138	139
GTCR AP Finance, Inc., 8.0%, 5/15/2027	(i) (j)	Insurance	295	295	302
HCA Healthcare, Inc., 6.3%, 2/15/2021	(j)	Healthcare-Services	1,030	1,081	1,082
HCA, Inc., 7.5%, 2/15/2022	(j)	Healthcare-Services	1,902	2,104	2,111

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Hexion, Inc., 7.9%, 7/15/2027	(i) (j)	Chemicals	$4,279	$4,261	$4,247
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/2026	(i) (j)	Pharmaceuticals	1,366	1,399	1,357
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.4%, 8/1/2023	(i) (j)	Commercial Services	420	425	436
LeasePlan Corp. N.V., 7.4%, 5/29/2024 (fixed, converts to FRN on 5/29/2024)	(j) (m)	Diversified Financial Services	€850	1,010	1,007
Liberty Interactive LLC, 8.5%, 7/15/2029	(j)	Media Entertainment	$259	264	267
Liberty Interactive LLC, 3.8%, 2/15/2030	(j)	Media Entertainment	3,129	2,177	2,237
Liberty Interactive LLC, 4.0%, 11/15/2029	(j)	Media Entertainment	2,371	1,670	1,698
Lloyds Banking Group PLC, 7.5%, 9/27/2025 (fixed, converts to FRN on 9/27/2025)	(j) (m)	Commercial Banks	1,578	1,580	1,654
Macy's Retail Holdings, Inc., 5.1%, 1/15/2042	(j)	Retail	1,453	1,181	1,314
Macy's Retail Holdings, Inc., 4.3%, 2/15/2043	(j)	Retail	341	262	274
Marriott Ownership Resorts, Inc./ILG LLC, 6.5%, 9/15/2026		Lodging	751	781	809
Methanex Corp., 5.7%, 12/1/2044	(j)	Chemicals	1,019	992	984
MGM Resorts International, 7.8%, 3/15/2022	(j)	Lodging	1,373	1,532	1,537
Michaels Stores, Inc., 8.0%, 7/15/2027	(i) (j)	Retail	917	917	891
Natural Resource Partners LP/NRP Finance Corp, 9.1%, 6/30/2025	(i) (j)	Coal	1,642	1,651	1,653
Navient Corp., 5.6%, 8/1/2033	(j)	Diversified Financial Services	2,080	1,684	1,737
Netflix, Inc., 4.6%, 5/15/2029	(j)	Internet	€338	408	425
Netflix, Inc., 3.6%, 5/15/2027	(j)	Internet	158	194	188
Netflix, Inc., 3.9%, 11/15/2029	(i) (j)	Internet	1,334	1,509	1,589
Nine Energy Service, Inc., 8.8%, 11/1/2023	(i) (j)	Oil & Gas Services	$587	587	577
Nordstrom, Inc., 5.0%, 1/15/2044	(j)	Retail	216	195	199
NOVA Chemicals Corp., 5.3%, 6/1/2027	(i) (j)	Chemicals	1,944	1,945	2,034
Pacific Gas & Electric Co., 5.8%, 3/1/2037	(f) (g) (j)	Electric	98	99	110
Pacific Gas & Electric Co., 6.4%, 2/15/2038	(f) (g) (j)	Electric	101	104	117
Pacific Gas & Electric Co., 6.3%, 3/1/2039	(f) (g) (j)	Electric	90	87	104
Pacific Gas & Electric Co., 5.4%, 1/15/2040	(f) (g) (j)	Electric	284	279	311
Parsley Energy LLC/Parsley Finance Corp., 5.4%, 1/15/2025	(i) (j)	Oil & Gas	109	104	111
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/2027	(i) (j)	Oil & Gas	1,277	1,237	1,325
Petroamazonas EP, 4.6%, 2/16/2020	(j)	Oil & Gas	233	233	233
Petroleos Mexicanos, 6.5%, 3/13/2027		Oil & Gas	260	260	258
Post Holdings, Inc., 5.6%, 1/15/2028	(i) (j)	Food	369	368	381
Post Holdings, Inc., 5.5%, 12/15/2029	(i) (j)	Food	367	367	373
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/2038	(j)	Municipal	95	84	91
Puerto Rico Electric Power Authority, 6.0%, 7/1/2030	(f) (g)	Municipal	25	16	19
Puerto Rico Electric Power Authority, 5.0%, 7/1/2021	(f) (g)	Municipal	60	39	46
Puerto Rico Electric Power Authority, 5.0%, 7/1/2021	(f) (g)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 6.3%, 7/1/2040	(f) (g)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 6.1%, 7/1/2040	(f) (g)	Municipal	195	122	149
Puerto Rico Electric Power Authority, 7.0%, 7/1/2043	(f) (g)	Municipal	80	53	63
Puerto Rico Electric Power Authority, 5.3%, 7/1/2035	(f) (g)	Municipal	15	10	11

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 5.5%, 7/1/2038	(f) (g)	Municipal	$200	$127	$154
Puerto Rico Electric Power Authority, 6.8%, 7/1/2036	(f) (g) (j)	Municipal	280	197	220
Puerto Rico Electric Power Authority, 5.3%, 7/1/2031	(f) (g)	Municipal	120	78	92
Puerto Rico Electric Power Authority, 5.0%, 7/1/2032	(f) (g)	Municipal	10	8	8
Puerto Rico Electric Power Authority, 5.4%, 7/1/2028	(f) (g)	Municipal	55	34	42
Puerto Rico Electric Power Authority, 5.3%, 7/1/2027	(f) (g) (j)	Municipal	325	212	248
Puerto Rico Electric Power Authority, 5.0%, 7/1/2027	(f) (g)	Municipal	15	10	11
Puerto Rico Electric Power Authority, 5.3%, 7/1/2026	(f) (g)	Municipal	160	104	122
Puerto Rico Electric Power Authority, 5.3%, 7/1/2026	(f) (g) (j)	Municipal	10	8	8
Puerto Rico Electric Power Authority, 1.0%, 7/1/2025	(f) (g) (k)	Municipal	25	18	17
Puerto Rico Electric Power Authority, 3.8%, 7/1/2022	(f) (g)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2020	(f) (g)	Municipal	110	72	84
Puerto Rico Electric Power Authority, 5.3%, 7/1/2019	(f) (g)	Municipal	10	6	8
Puerto Rico Electric Power Authority, 10.0%, 1/1/2021	(f) (g)	Municipal	61	54	53
Puerto Rico Electric Power Authority, 10.0%, 7/1/2021	(f) (g)	Municipal	61	54	53
Puerto Rico Electric Power Authority, 10.0%, 1/1/2022	(f) (g)	Municipal	16	14	14
Puerto Rico Electric Power Authority, 10.0%, 7/1/2022	(f) (g)	Municipal	16	14	14
Puerto Rico Electric Power Authority, 5.3%, 7/1/2022	(f) (g)	Municipal	55	35	42
Puerto Rico Electric Power Authority, 5.3%, 7/1/2028	(f) (g)	Municipal	25	16	19
Puerto Rico Electric Power Authority, 5.0%, 7/1/2029	(f) (g)	Municipal	310	202	236
Puerto Rico Electric Power Authority, 2.3%, 7/1/2031 (3 mo. USD LIBOR * 0.7 + 0.7%)	(f) (g) (l)	Municipal	95	69	66
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2043	(n)	Municipal	194	15	27
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2044	(n)	Municipal	156	12	21
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2046	(n)	Municipal	14	1	2
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2046	(j) (n)	Municipal	7,456	1,535	1,722
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2051	(j) (n)	Municipal	9,801	1,484	1,671
Quicken Loans, Inc., 5.8%, 5/1/2025	(i) (j)	Diversified Financial Services	477	485	495
Quicken Loans, Inc., 5.3%, 1/15/2028	(i) (j)	Diversified Financial Services	107	101	109
SemGroup Corp., 6.4%, 3/15/2025	(j)	Pipelines	416	399	401
SemGroup Corp/Rose Rock Finance Corp, 5.6%, 11/15/2023	(j)	Pipelines	1,340	1,292	1,296
Senior Housing Properties Trust, 4.8%, 2/15/2028	(j)	Real Estate Investment Trusts	444	404	436
SES SA, 5.3%, 4/4/2043	(i) (j)	Telecommunications	303	264	294
Shelf Drill Holdings Ltd., 8.3%, 2/15/2025	(i) (j)	Oil & Gas	768	761	710
Sotera Health Topco, Inc., 8.1%, 11/1/2021, Toggle PIK (8.1% Cash or 8.9% PIK)	(i) (j)	Biotechnology	699	686	697
Southern California Edison Co., 6.3%, 2/1/2022 (fixed, converts to FRN on 2/1/2022)	(j) (m)	Electric	476	475	489
Sprint Corp., 7.1%, 6/15/2024	(j)	Telecommunications	147	153	161
Sprint Corp., 7.9%, 9/15/2023	(j)	Telecommunications	439	468	489
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/2025	(h)	Media Entertainment	813	801	858

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025	(i) (j)	Coal	$1,611	$1,627	$1,603
Surgery Center Holdings, Inc., 6.8%, 7/1/2025	(i) (j)	Healthcare-Services	411	366	367
Surgery Center Holdings, Inc., 10.0%, 4/15/2027	(i)	Healthcare-Services	175	173	173
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/2028	(j)	Pipelines	705	701	716
Teekay Shuttle Tankers LLC, 7.1%, 8/15/2022	(j)	Transportation	1,200	1,185	1,206
Teva Pharmaceutical Finance Netherlands III BV, 6.8%, 3/1/2028	(j)	Pharmaceuticals	625	577	562
Teva Pharmaceutical Finance Netherlands III BV, 3.2%, 10/1/2026	(j)	Pharmaceuticals	2,626	2,042	2,055
Valaris Plc, 7.8%, 2/1/2026		Oil & Gas Services	526	497	387
Verscend Escrow Corp., 9.8%, 8/15/2026	(i) (j)	Commercial Services	1,899	1,947	2,032
Vistra Operations Co. LLC, 5.6%, 2/15/2027	(i) (j)	Electric	309	319	327
Vistra Operations Co. LLC, 5.0%, 7/31/2027	(i) (j)	Electric	131	131	134
Vodafone Group PLC, 6.3%, 10/3/2078	(j)	Telecommunications	250	260	261
Vodafone Group PLC, 7.0%, 4/4/2079 (fixed, converts to FRN on 4/4/2029)	(j)	Telecommunications	129	129	141
WPX Energy, Inc., 5.3%, 9/15/2024		Oil & Gas	396	399	400
XPO CNW, Inc., 6.7%, 5/1/2034	(j)	Transportation	902	832	886
Total Unsecured Bonds				77,059	78,870

Collateralized Loan Obligation (CLO) / Structured Credit—30.1%
Accunia European CLO I B.V., 2.7%, 7/15/2030	(i) (k)	EUR CLO	€485	552	538
Accunia European CLO I B.V., 6.3%, 7/15/2030	(i) (k)	EUR CLO	250	281	277
ACIS CLO 2017-7 Ltd., 5.3%, 5/1/2027 (3 mo. USD LIBOR + 2.7%)	(i) (l)	USD CLO	$180	180	180
Adagio V CLO DAC, 3.2%, 10/15/2031	(k)	EUR CLO	€200	235	218
ALM XVIII Ltd., 5.3%, 1/15/2028	(i) (k)	USD CLO	$290	290	289
Anchorage Capital Europe CLO 2 DAC, 3.5%, 5/15/2031	(i) (k)	EUR CLO	€250	292	278
Aqueduct European CLO 2019-4 DAC, 3.6%, 7/15/2032 (3 mo. EURIBOR + 3.6%)	(i) (l)	EUR CLO	380	426	419
Aqueduct European CLO 2019-4 DAC, 2.4%, 7/15/2032 (3 mo. EURIBOR + 2.4%)	(i) (l)	EUR CLO	250	280	278
Ares CLO Ltd., 5.3%, 4/20/2030	(i)	USD CLO	$420	397	390
Ares European CLO B.V., 2.9%, 10/15/2030 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	€560	655	617
Ares European CLO B.V., 2.9%, 10/15/2030 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	1,290	1,497	1,422
Ares XLIX CLO Ltd., 5.3%, 7/22/2030	(i) (k)	USD CLO	$250	243	240
Ares XLVIII CLO, 5.0%, 7/20/2030	(i) (k)	USD CLO	315	301	296
Ares XXXIIR CLO Ltd., 5.4%, 5/15/2030	(i) (k)	USD CLO	495	479	473
Ares XXXVII CLO Ltd., 5.0%, 10/15/2030	(i) (k)	USD CLO	250	247	238
Ares XXXVR CLO Ltd., 5.3%, 7/15/2030	(i) (k)	USD CLO	250	250	240
Atlas Senior Loan Fund XIV, 9.3%, 7/20/2032	(i) (k)	USD CLO	100	98	97
Atlas Senior Loan Fund XIV, 6.3%, 7/20/2032	(i) (k)	USD CLO	165	165	165
Atrium XV, 5.3%, 1/23/2031	(i) (k)	USD CLO	665	647	636
Aurium CLO II DAC, 5.1%, 10/13/2029	(k)	EUR CLO	€100	111	110
Babson Euro CLO 2015-1 B.V., 1.5%, 10/25/2029	(k)	EUR CLO	305	350	337
Bain Capital Credit CLO 2018-2, 4.2%, 7/19/2031	(i) (k)	USD CLO	$250	250	236
Ballyrock CLO 2018-1 Ltd., 5.4%, 4/20/2031	(i) (k)	USD CLO	250	240	238

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Bardin Hill Loan Advisors European Funding 2019-1 DAC, 4.1%, 7/20/2032	(i) (k)	EUR CLO	€745	$833	$830
Barings CLO Ltd. 2018-III, 8.0%, 7/20/2029	(i) (k)	USD CLO	$945	918	902
Barings Euro CLO 2017-1 B.V., 2.9%, 10/15/2030 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	€275	301	303
Barings Euro CLO 2019-1 DAC, 1.0%, 10/21/2032 (3 mo. EURIBOR + 4.0%)	(e) (i) (l)	EUR CLO	270	301	299
Battalion CLO IX Ltd., 5.6%, 7/15/2031	(i) (k)	USD CLO	$710	710	685
Black Diamond CLO 2014-1 Ltd., 7.6%, 10/17/2026 (3 mo. USD LIBOR + 5.3%)	(l)	USD CLO	260	258	252
Black Diamond CLO 2017-2 DAC, 5.1%, 1/20/2032	(k)	EUR CLO	€200	223	213
BlackRock European CLO V DAC, 4.4%, 7/16/2031	(k)	EUR CLO	130	137	133
BlackRock European CLO VII DAC, 2.3%, 10/15/2031	(i) (k)	EUR CLO	250	285	277
BlueMountain CLO 2015-4 Ltd., 5.2%, 4/20/2030	(i) (k)	USD CLO	$370	358	350
BlueMountain CLO XXIII Ltd., 5.2%, 10/20/2031	(i) (k)	USD CLO	300	300	287
BlueMountain EUR CLO 2016-1 DAC, 4.4%, 4/25/2032	(k)	EUR CLO	€285	299	289
BlueMountain Fuji EUR CLO III DAC, 3.1%, 1/15/2031	(k)	EUR CLO	615	712	686
BlueMountain Fuji US CLO I Ltd., 5.8%, 7/20/2029 (3 mo. USD LIBOR + 3.6%)	(i) (l)	USD CLO	$330	328	329
BlueMountain Fuji US CLO II Ltd., 5.3%, 10/20/2030	(i) (k)	USD CLO	470	456	449
BlueMountain Fuji US CLO III Ltd., 4.7%, 1/15/2030	(i) (k)	USD CLO	250	234	233
Cairn CLO IV B.V., 3.8%, 4/30/2031	(i) (k)	EUR CLO	€250	283	277
Cairn CLO VI B.V., 3.1%, 7/25/2029	(k)	EUR CLO	425	496	471
Canyon Capital CLO 2016-1 Ltd., 4.2%, 7/15/2031	(i) (k)	USD CLO	$250	250	240
Carlyle Global Market Strategies CLO 2014-4-R Ltd., 5.2%, 7/15/2030	(i) (k)	USD CLO	250	250	232
Carlyle Global Market Strategies Euro CLO 2014-1 Ltd., 2.9%, 7/15/2031	(k)	EUR CLO	€340	396	369
Carlyle Global Market Strategies Euro CLO 2014-2 Ltd., 3.3%, 11/17/2031	(k)	EUR CLO	285	328	319
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, 2.7%, 9/21/2029	(k)	EUR CLO	140	163	155
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, 2.6%, 7/15/2030	(k)	EUR CLO	275	323	294
Carlyle US CLO 2017-2 Ltd., 6.0%, 7/20/2031 (3 mo. USD LIBOR + 3.7%)	(i) (l)	USD CLO	$250	249	249
Cathedral Lake CLO 2013 Ltd., 4.6%, 10/15/2029	(i) (k)	USD CLO	275	275	271
CBAM 2018-5 Ltd., 3.7%, 4/17/2031	(i) (k)	USD CLO	285	279	278
CFIP CLO 2014-1 Ltd., 6.4%, 7/13/2029	(i)	USD CLO	390	389	388
CFIP CLO 2017-1 Ltd., 4.4%, 1/18/2030	(i) (k)	USD CLO	285	285	280
CIFC Funding 2013-II Ltd., 5.4%, 10/18/2030	(i) (k)	USD CLO	200	195	192
CIFC Funding 2014 Ltd., 5.2%, 1/18/2031	(i) (k)	USD CLO	250	241	235
CIFC Funding 2015-V Ltd., 5.2%, 10/25/2027	(i) (k)	USD CLO	250	247	247
CVC Cordatus Loan Fund XV DAC, 1.0%, 8/26/2032 (3 mo. EURIBOR + 3.8%)	(e) (i) (l)	EUR CLO	€250	280	277
Dartry Park CLO DAC, 5.7%, 4/28/2029 (3 mo. EURIBOR + 5.7%)	(l)	EUR CLO	100	116	112
Dartry Park CLO DAC, 3.0%, 4/28/2029 (3 mo. EURIBOR + 3.0%)	(l)	EUR CLO	100	116	111
Dryden 30 Senior Loan Fund, 8.3%, 11/15/2028	(i) (k)	USD CLO	$250	244	243
Dryden 36 Senior Loan Fund, 6.0%, 4/15/2029	(i) (k)	USD CLO	300	300	300

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Dryden 56 Euro CLO 2017 B.V., 1.8%, 1/15/2032	(k)	EUR CLO	€355	$393	$385
Dryden 59 Euro CLO 2017 B.V., 1.6%, 5/15/2032	(k)	EUR CLO	185	201	198
Erna Srl, 2.3%, 7/25/2031 (3 mo. EURIBOR + 2.3%)	(l)	EUR CLO	587	657	654
Erna Srl, 3.6%, 7/25/2031 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	140	156	156
Euro-Galaxy IV CLO B.V., 3.1%, 7/30/2030 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	280	329	313
Figueroa CLO 2014-1 Ltd., 8.8%, 1/15/2027	(i) (k)	USD CLO	$540	539	540
Galaxy XXVII CLO Ltd., 4.3%, 5/16/2031	(i) (k)	USD CLO	375	360	360
Grand Harbour CLO 2019-1 DAC, 1.0%, 3/15/2032 (3 mo. EURIBOR + 2.8%)	(e) (i) (l)	EUR CLO	€250	284	277
Grosvenor Place CLO 2015-1 B.V., 2.5%, 10/30/2029	(k)	EUR CLO	100	118	110
Grosvenor Place CLO 2015-1 B.V., 5.4%, 10/30/2029	(k)	EUR CLO	100	121	112
Grosvenor Place CLO 2015-1 B.V., 1.6%, 10/30/2029	(k)	EUR CLO	100	123	110
Harvest CLO IX DAC, 3.0%, 2/15/2030 (3 mo. EURIBOR + 3.0%)	(l)	EUR CLO	195	226	216
Harvest CLO X DAC, 2.5%, 11/15/2028 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	390	452	433
Harvest CLO X DAC, 4.7%, 11/15/2028 (3 mo. EURIBOR + 5.0%)	(l)	EUR CLO	117	139	128
Harvest CLO XX DAC, 3.4%, 10/20/2031	(k)	EUR CLO	380	437	423
Harvest CLO XX DAC, 2.5%, 10/20/2031	(k)	EUR CLO	100	115	112
Harvest CLO XXII DAC, 1.0%, 1/15/2032 (3 mo. EURIBOR + 4.0%)	(e) (i) (l)	EUR CLO	365	409	404
Hayfin Emerald CLO III DAC, 1.0%, 10/15/2032 (3 mo. EURIBOR + 4.0%)	(e) (i) (l)	EUR CLO	250	278	277
ICG US CLO 2016-1 Ltd., 5.3%, 7/29/2028	(i) (k)	USD CLO	$250	247	247
ICG US CLO Ltd., 5.4%, 1/20/2030	(i) (k)	USD CLO	250	250	242
Jubilee CLO 2014-XI B.V., 5.4%, 4/15/2030 (3 mo. EURIBOR + 5.4%)	(l)	EUR CLO	€130	150	139
Jubilee CLO 2014-XI B.V., 3.3%, 4/15/2030 (3 mo. EURIBOR + 3.3%)	(l)	EUR CLO	220	241	244
Jubilee CLO 2014-XII B.V., 2.9%, 4/15/2030	(k)	EUR CLO	155	175	170
Jubilee CLO 2015-XVI B.V., 6.9%, 12/15/2029 (3 mo. EURIBOR + 6.9%)	(l)	EUR CLO	250	284	273
Jubilee CLO 2016-XVII B.V., 3.5%, 4/15/2031	(k)	EUR CLO	100	116	111
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	345	401	380
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	200	228	220
Kingsland IX Ltd., 4.6%, 4/28/2031	(i) (k)	USD CLO	$200	200	196
Kingsland IX Ltd., 5.4%, 4/28/2031	(i) (k)	USD CLO	200	198	192
Kingsland IX Ltd., 4.1%, 4/28/2031	(i) (k)	USD CLO	200	200	197
KKR CLO 17 Ltd., 5.8%, 4/15/2029 (3 mo. USD LIBOR + 3.5%)	(i) (l)	USD CLO	513	511	500
Madison Park Euro Funding XIV DAC, 1.8%, 7/15/2032 (3 mo. EURIBOR + 1.8%)	(i) (l)	EUR CLO	€250	279	278
Madison Park Euro Funding XIV DAC, 5.8%, 7/15/2032 (3 mo. EURIBOR + 5.8%)	(i) (l)	EUR CLO	250	269	270
Madison Park Euro Funding XIV DAC, 3.6%, 7/15/2032 (3 mo. EURIBOR + 3.6%)	(i) (l)	EUR CLO	285	318	315
Madison Park Funding XVI Ltd., 6.0%, 4/20/2026 (3 mo. USD LIBOR + 3.7%)	(i) (l)	USD CLO	$425	426	425

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Madison Park Funding XX Ltd., 5.8%, 7/27/2030 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CLO	$350	$350	$336
Madison Park Funding XXVII Ltd., 4.9%, 4/20/2030	(i) (k)	USD CLO	315	301	296
Madison Park Funding XXXI Ltd., 5.3%, 1/23/2031	(i) (k)	USD CLO	250	250	240
Madison Park Funding XXXVII Ltd., 5.8%, 7/15/2032 (3 mo. USD LIBOR + 3.5%)	(i) (l)	USD CLO	250	250	245
Magnetite XX Ltd., 4.8%, 4/20/2031	(i) (k)	USD CLO	250	245	232
Man GLG US CLO 2018-2 Ltd., 5.8%, 10/15/2028	(i) (k)	USD CLO	510	508	507
Marlay Park CLO DAC, 1.6%, 10/15/2030	(k)	EUR CLO	€325	355	349
MP CLO VII Ltd., 5.3%, 10/18/2028	(i) (k)	USD CLO	$250	250	246
Neuberger Berman CLO XV, 5.4%, 10/15/2029	(i) (k)	USD CLO	670	672	641
Neuberger Berman CLO XVII Ltd., 5.9%, 4/22/2029 (3 mo. USD LIBOR + 3.7%)	(i) (l)	USD CLO	718	716	714
Neuberger Berman CLO XX Ltd., 4.7%, 1/15/2028	(i) (k)	USD CLO	250	250	244
Newark BSL CLO 2 Ltd., 5.9%, 7/25/2030 (3 mo. USD LIBOR + 3.7%)	(i) (l)	USD CLO	500	503	500
NewDay Funding, 3.2%, 6/15/2027 (SONIA/N + 2.5%)	(i) (l)	EUR CLO	£104	132	127
NewDay Funding, 2.6%, 6/15/2027 (SONIA/N + 1.9%)	(i) (l)	EUR CLO	100	127	122
Niagara Park CLO Ltd., 4.2%, 7/17/2032 (3 mo. USD LIBOR + 1.8%)	(i) (l)	USD CLO	$250	250	249
OAK Hill European Credit Partners V Designated Activity Co., 6.2%, 2/21/2030 (3 mo. EURIBOR + 6.2%)	(l)	EUR CLO	€145	163	161
OAK Hill European Credit Partners VII DAC, 3.2%, 10/20/2031	(k)	EUR CLO	100	116	111
OAK Hill European Credit Partners VII DAC, 2.4%, 10/20/2031	(k)	EUR CLO	125	145	139
Oaktree CLO 2019-1 Ltd., 6.1%, 4/22/2030	(i) (k)	USD CLO	$420	422	416
OCP CLO 2015-10 Ltd., 4.9%, 10/26/2027	(i) (k)	USD CLO	250	250	250
OCP CLO 2017-14 Ltd., 4.5%, 11/20/2030	(i) (k)	USD CLO	250	250	243
Octagon Investment Partners 26 Ltd, 5.2%, 7/15/2030	(i) (k)	USD CLO	335	324	318
Octagon Investment Partners 44 Ltd., 5.9%, 7/20/2032 (3 mo. USD LIBOR + 3.7%)	(i) (l)	USD CLO	400	400	400
Octagon Investment Partners XXIII Ltd., 8.1%, 7/15/2027	(i) (k)	USD CLO	465	455	462
Orwell Park CLO Designated Activity Co., 4.5%, 7/18/2029 (3 mo. EURIBOR + 4.5%)	(l)	EUR CLO	€100	118	109
OZLM Funding Ltd., 5.9%, 7/22/2029 (3 mo. USD LIBOR + 3.6%)	(i) (l)	USD CLO	$315	306	312
OZLM XIII Ltd., 5.3%, 7/30/2027	(i) (k)	USD CLO	250	246	244
OZLM XIX Ltd., 4.3%, 11/22/2030	(i) (k)	USD CLO	930	896	897
OZLM XX Ltd., 5.2%, 4/20/2031	(i) (k)	USD CLO	515	494	488
OZLME VI DAC, 3.8%, 7/15/2032	(k)	EUR CLO	€200	224	222
Palmer Square CLO 2019-1 Ltd., 5.4%, 4/20/2027	(i) (k)	USD CLO	$320	320	311
Park Avenue Institutional Advisers CLO Ltd. 2017-1, 4.7%, 11/14/2029	(i) (k)	USD CLO	250	250	247
Penta CLO 6 DAC, 3.9%, 7/25/2032 (3 mo. EURIBOR + 3.9%)	(i) (l)	EUR CLO	€425	483	470
Phoenix Park CLO DAC, 2.5%, 10/29/2031	(k)	EUR CLO	190	220	212
Preferred Term Securities XX Ltd./Preferred Term Securities XX, Inc., 2.9%, 3/22/2038 (3 mo. USD LIBOR + 0.5%)	(i) (l)	USD CDO	$437	336	379

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 2.8%, 3/22/2038 (3 mo. USD LIBOR + 0.4%)	(i) (l)	USD CDO	$1,680	$1,360	$1,381
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., 2.8%, 3/22/2037 (3 mo. USD LIBOR + 0.4%)	(i) (l)	USD CDO	431	328	363
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 2.8%, 9/22/2037 (3 mo. USD LIBOR + 0.4%)	(i) (l)	USD CDO	271	216	235
Providus CLO Ltd., 1.0%, 7/20/2032 (3 mo. EURIBOR + 3.8%)	(e) (i) (l)	EUR CLO	€250	284	277
Race Point VIII CLO Ltd., 6.3%, 2/20/2030 (3 mo. USD LIBOR + 3.8%)	(i) (l)	USD CLO	$770	768	763
Regatta XI Funding Ltd., 5.2%, 7/17/2031	(i) (k)	USD CLO	250	250	235
Rockford Tower Europe CLO 2018-1 DAC, 2.5%, 12/20/2031	(i) (k)	EUR CLO	€250	284	277
RR 4 Ltd., 5.3%, 4/15/2030	(i) (k)	USD CLO	$250	250	240
RR 5 Ltd., 5.4%, 10/15/2031	(i) (k)	USD CLO	370	361	358
Shackleton 2013-III CLO Ltd., 5.3%, 7/15/2030	(i) (k)	USD CLO	250	250	239
Shackleton 2015-VII-R CLO Ltd., 5.6%, 7/15/2031	(i) (k)	USD CLO	250	250	242
Sorrento Park CLO DAC, 2.7%, 11/16/2027 (3 mo. EURIBOR + 3.0%)	(l)	EUR CLO	€250	285	277
Sound Point CLO Ltd., 6.2%, 1/20/2032	(i) (k)	USD CLO	$310	310	308
Sound Point CLO V-R Ltd., 5.4%, 7/18/2031	(i) (k)	USD CLO	710	710	678
Sound Point CLO VI-R Ltd., 5.7%, 10/20/2031	(i) (k)	USD CLO	320	320	311
Sound Point CLO XII Ltd., 6.1%, 10/20/2028	(i) (k)	USD CLO	355	356	355
Sound Point CLO XVII, 5.3%, 10/20/2030	(i) (k)	USD CLO	250	243	239
Sound Point CLO XX Ltd., 5.3%, 7/26/2031	(i) (k)	USD CLO	460	460	436
Sound Point CLO XXIII, 4.5%, 4/15/2032	(i) (k)	USD CLO	385	386	381
St Pauls CLO II DAC, 3.4%, 2/15/2030	(k)	EUR CLO	€225	263	249
Steele Creek CLO 2017-1 Ltd., 5.2%, 1/15/2030	(i) (k)	USD CLO	$250	247	237
Symphony CLO XIX Ltd., 4.9%, 4/16/2031	(i) (k)	USD CLO	250	248	233
Symphony CLO XVII Ltd., 7.9%, 4/15/2028	(i) (k)	USD CLO	485	478	477
Thacher Park CLO Ltd., 5.7%, 10/20/2026 (3 mo. USD LIBOR + 3.4%)	(i) (l)	USD CLO	500	500	500
Tikehau CLO B.V., 4.6%, 8/4/2028	(k)	EUR CLO	€170	198	186
Tikehau CLO B.V., 2.4%, 8/4/2028	(k)	EUR CLO	165	193	182
Tikehau CLO IV B.V., 3.3%, 10/15/2031	(k)	EUR CLO	215	249	237
Toro European CLO 2 DAC, 3.3%, 10/15/2030	(k)	EUR CLO	255	300	288
Toro European CLO 3 DAC, 3.3%, 4/15/2030 (3 mo. EURIBOR + 3.3%)	(l)	EUR CLO	180	209	202
Treman Park CLO Ltd., 7.8%, 10/20/2028	(i) (k)	USD CLO	$250	241	245
Trimaran Cavu 2019-1 Ltd., 5.6%, 7/20/2032	(i) (k)	USD CLO	520	520	520
Trimaran Cavu 2019-1 Ltd., 4.7%, 7/20/2032	(i) (k)	USD CLO	250	250	250
Trimaran Cavu 2019-1 Ltd., 6.6%, 7/20/2032	(i) (k)	USD CLO	655	655	655
Tryon Park CLO Ltd., 5.0%, 4/15/2029	(i) (k)	USD CLO	250	244	240
Tymon Park CLO DAC, 6.8%, 1/21/2029 (3 mo. EURIBOR + 6.8%)	(l)	EUR CLO	€250	285	262
Tymon Park CLO Ltd., 4.6%, 1/21/2029	(k)	EUR CLO	100	121	110
Venture 37 CLO Ltd., 6.3%, 7/15/2032 (3 mo. USD LIBOR + 3.9%)	(i) (l)	USD CLO	$780	780	772

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)		Amortized Cost	Fair Value(c)
Venture 38 CLO Ltd., 1.0%, 7/30/2032 (3 mo. USD LIBOR + 4.3%)	(e) (i) (l)	USD CLO		$475	$470	$470
Vibrant CLO VI Ltd., 5.0%, 6/20/2029 (3 mo. USD LIBOR + 2.6%)	(i) (l)	USD CLO		425	427	426
Voya CLO 2013-1 Ltd., 4.2%, 10/15/2030	(i) (k)	USD CLO		630	610	615
Voya CLO 2016-1 Ltd., 4.1%, 1/20/2031	(i) (k)	USD CLO		510	490	490
VOYA CLO Ltd., 4.7%, 1/18/2029	(i) (k)	USD CLO		250	250	235
Webster Park CLO Ltd., 5.2%, 7/20/2030	(i) (k)	USD CLO		570	558	544
Whitebox CLO I Ltd., 1.0%, 7/24/2032 (3 mo. USD LIBOR + 4.4%)	(e) (i) (l)	USD CLO		645	638	645
Willow Park CLO 1X C, 2.8%, 1/15/2031 (3 mo. EURIBOR + 2.8%)	(l)	EUR CLO		€270	309	291
York CLO-3 Ltd., 4.7%, 10/20/2029 (3 mo. USD LIBOR + 2.5%)	(l)	USD CLO		$288	288	288
Total Collateralized Loan Obligation / Structured Credit					59,923	58,759

Emerging Markets Debt—1.8%
Hellenic Republic Government Bond, 4.2%, 1/30/2042	(j)	Sovereign		€498	652	666
Oi S.A., 10.0%, 7/27/2025, Toggle PIK (10.0% Cash or 8.0% Cash + 4.0% PIK)	(j)	Wirelines		$150	164	152
Oman Government International Bond, 6.0%, 8/1/2029	(e) (i)	Sovereign		200	200	200
Provincia de Buenos Aires/Government Bonds, 7.9%, 6/15/2027	(j)	Provincial		420	301	314
Provincia de Buenos Aires/Government Bonds, 6.5%, 2/15/2023	(j)	Provincial		125	95	104
Provincia de Entre Rios Argentina, 8.8%, 2/8/2025	(j)	Municipal		280	268	218
Provincia de la Rioja, 9.8%, 2/24/2025	(j)	Provincial		830	855	651
Republic of Nigeria CLN, 0.0%, 9/30/2019	(e) (g) (i) (j) (n)	Commercial Banks	₦	140,250	382	382
Russian Federal Bond - OFZ, 8.0%, 10/7/2026		Sovereign	₽	18,925	310	313
Russian Federal Bond - OFZ, 7.2%, 11/12/2025		Sovereign		10,515	165	166
Turkey Government International Bond, 6.4%, 8/10/2024	(j)	Sovereign		$400	398	404
Total Emerging Markets Debt					3,790	3,570

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—0.1%
Verscend Technologies, Inc., 12.3%	(h)	Healthcare-Software	200	194	199
Total Preferred Equity				194	199

Common Equity—0.6%
ATD New Holdings, Inc.	(g)	Automotive	4,098	75	124
Camaieu New, Classes A-J	(g)	Retailers	10,604,587	450	94
Camaieu New, Warrants	(g)	Retailers	1,279,509	—	8
Hexion Holdings Corp., Class B	(g)	Chemicals	14,672	193	165
Hexion Holdings Corp., Warrants	(g)	Chemicals	16,226	227	236
Oi S.A. ADR	(g)	Wirelines	239,176	614	474
Total Common Equity				1,559	1,101
TOTAL INVESTMENTS—107.7%				$210,803	$210,594

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

LIABILITIES IN EXCESS OF OTHER ASSETS—(7.7)%	(o)	(14,982)
NET ASSETS—100.0%		$195,612
Shares outstanding at period end (Class A)		720,204
Net asset value per common share at period end (Class A)		$12.98
Shares outstanding at period end (Class I)		14,271,380
Net asset value per common share at period end (Class I)		$13.01
Shares outstanding at period end (Class T)		40,371
Net asset value per common share at period end (Class T)		$13.02

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	12/18/2019	USD	1	BRL	4	$—	$—
State Street Bank and Trust Company	12/18/2019	USD	104	BRL	402	—	2
State Street Bank and Trust Company	12/18/2019	USD	1	BRL	5	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	6	BRL	25	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	8	BRL	30	—	—
State Street Bank and Trust Company	12/18/2019	USD	127	BRL	488	—	2
State Street Bank and Trust Company	12/18/2019	USD	553	EUR	494	10	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	734	EUR	655	14	—
State Street Bank and Trust Company	12/18/2019	USD	2,911	EUR	2,599	54	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	1,124	EUR	1,004	22	—
State Street Bank and Trust Company	12/18/2019	USD	846	EUR	755	24	—
State Street Bank and Trust Company	12/18/2019	USD	560	EUR	500	16	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	1,055	EUR	942	22	—
State Street Bank and Trust Company	12/18/2019	USD	184	EUR	164	3	—
State Street Bank and Trust Company	12/18/2019	USD	2,009	EUR	1,794	34	—
State Street Bank and Trust Company	12/18/2019	USD	934	EUR	834	29	—
State Street Bank and Trust Company	12/18/2019	USD	417	EUR	372	8	—
State Street Bank and Trust Company	12/18/2019	USD	721	EUR	644	13	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	54	GBP	44	2	—
State Street Bank and Trust Company	12/18/2019	USD	67	GBP	55	3	—
State Street Bank and Trust Company	12/18/2019	USD	15	GBP	12	1	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	257	GBP	210	13	—
State Street Bank and Trust Company	12/18/2019	USD	21	GBP	17	1	—
JPMorgan Chase Bank, N.A.	08/16/2019	USD	111	RUB	7,075	1	—
JPMorgan Chase Bank, N.A.	08/16/2019	USD	127	RUB	8,130	2	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	42	USD	11	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	35	USD	9	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	773	USD	866	—	12
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	3,412	USD	3,821	—	66
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	611	USD	684	—	12
State Street Bank and Trust Company	12/18/2019	EUR	330	USD	370	—	3
State Street Bank and Trust Company	12/18/2019	EUR	984	USD	1,102	—	8
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	226	USD	253	—	4
Total Forward Foreign Currency Exchange Contracts						$272	$109

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
U.S 10-Year Treasury Note	89	Short	09/19/2019	$11,267	—	$73
Total Interest Rate Futures Contracts					—	$73

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered		Notional Amount of Currency Received		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR	2,570	USD	2,960	10/5/2023	Quarterly	$113	$113	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR	963	USD	1,123	6/1/2023	Quarterly	58	58	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR	1,977	USD	2,249	12/3/2023	Quarterly	54	54	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.10375%)	3 Month USD LIBOR	EUR	2,025	USD	2,279	3/29/2021	Quarterly	39	39	—
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.03325%	3 Month USD LIBOR	GBP	459	USD	609	3/18/2021	Quarterly	50	50	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	347	USD	418	1/16/2023	Quarterly	35	35	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	1,209	USD	1,455	1/16/2023	Quarterly	123	123	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR	4,237	USD	4,816	8/20/2023	Quarterly	122	122	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR	4,468	USD	5,207	7/20/2023	Quarterly	251	251	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR	4,872	USD	5,483	7/12/2021	Quarterly	95	95	—
Total Cross-Currency Swaps									$940	$940	—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	2.86%	3 Month LIBOR	USD	432	6/29/2023	Semi-Annually	$(17)	—	$17
Goldman Sachs & Co. LLC	2.89%	3 Month LIBOR	USD	324	6/27/2023	Semi-Annually	(13)	—	13
JPMorgan Chase Bank, N.A.	2.87%	3 Month LIBOR	USD	756	7/2/2023	Semi-Annually	(29)	—	29
JPMorgan Chase Bank, N.A.	2.88%	3 Month LIBOR	USD	602	7/9/2023	Semi-Annually	(24)	—	24
Goldman Sachs & Co. LLC	2.52%	3 Month LIBOR	USD	539	7/9/2023	Semi-Annually	(14)	—	14
JPMorgan Chase Bank, N.A.	2.29%	3 Month LIBOR	USD	894	7/9/2023	Semi-Annually	(15)	—	15
JPMorgan Chase Bank, N.A.	2.41%	3 Month LIBOR	USD	709	7/9/2023	Semi-Annually	(15)	—	15
JPMorgan Chase Bank, N.A.	2.27%	3 Month LIBOR	USD	532	7/9/2023	Semi-Annually	(9)	—	9
JPMorgan Chase Bank, N.A.	2.30%	3 Month LIBOR	USD	679	12/5/2049	Semi-Annually	(17)	—	17
JPMorgan Chase Bank, N.A.	3 Month LIBOR	1.77%	USD	7,779	12/5/2021	Quarterly	(9)	—	9
Total Interest Rate Swaps							$(162)	—	$162

Total Return Debt Swaps(h)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/2050), Series 2006	USD	700	6/1/2023	Monthly	$19	$19	$—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/2050), Series 2006	USD	601	6/1/2023	Monthly	$17	$17	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/2044), Series 2006C	USD	403	6/1/2023	Monthly	15	15	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/2055) Series 2006A	USD	587	6/1/2023	Monthly	13	13	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/2047), Series 2007	USD	619	6/1/2023	Monthly	13	13	—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/2049), Series 2006	USD	369	6/1/2023	Monthly	$9	$9	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 12/1/2036) Series 2006PP	USD	273	6/1/2023	Monthly	6	6	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/2049), Series 2006Q	USD	223	6/1/2023	Monthly	6	6	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%, 9/1/2048), Series 2004	USD	362	12/1/2021	Monthly	6	6	—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/2049), Series 2005U	USD	178	9/1/2022	Monthly	$2	$2	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/2056), Series 2007F	USD	247	6/1/2023	Monthly	2	2	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/2049), Series 2006	USD	221	3/1/2022	Monthly	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/2043), Series 2005D	USD	439	6/1/2022	Monthly	1	1	—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/2048) Series 2006	USD	374	6/1/2023	Monthly	$—	$—	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Coasta Cadiz, 6.50%, 1/1/2049), Series 2004	USD	409	12/1/2021	Monthly	—	—	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%, 1/1/2051) Series 2007	USD	609	6/1/2023	Monthly	(2)	—	2
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/2044), Series 2004	USD	494	9/1/2021	Monthly	(3)	—	3

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/2048), Series 2004	USD	631	9/1/2021	Monthly	$(4)	$—	$4
Total Total Return Debt Swaps							$101	$110	$9

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the board of trustees of FS Credit Income Fund (the "Fund"). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.
(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2019, the one-month, two-month. and three-month London Interbank Offered Rate ("LIBOR" or “L”) was 2.22%, 2.25%, and 2.27%, respectively, and the three-month Euro Interbank Offered Rate ("EURIBOR" or “E”) was (0.38)%.
(e)	Position or portion thereof unsettled as of July 31, 2019.
(f)	Security is in default.
(g)	Security is non-income producing.
(h)	Security is classified as Level 3 in the Fund's fair value hierarchy (See Notes to Unaudited Schedule of Investments).
(i)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $109,653, which represents approximately 56.1% of net assets as of July 31, 2019.
(j)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2019, there were no securities rehypothecated by BNP.
(k)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(l)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.
(m)	The security has a perpetual maturity; the date displayed is the next call date.
(n)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(o)	Includes the effect of forward foreign currency exchange contracts, futures contracts and swap contracts.

ADR	- American Depositary Receipt
BRL	- Brazilian Real
CLN	- Credit Linked Note
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
FRN	- Floating Rate Note

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
PIK	- Payment In Kind
RUB	- Russian Ruble
SIFMA	- Securities Industry and Financial Markets Association
SONIA/N	- Sterling Overnight Interbank Average Rate
USD	- U.S. Dollar

See notes to unaudited schedule of investments.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments

As of July 31, 2019

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2018.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of July 31, 2019:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$23,068	$22,719	11%
Senior Secured Loans—Second Lien	5,778	5,508	3%
Senior Secured Bonds	39,432	39,868	19%
Unsecured Bonds	77,059	78,870	37%
Collateralized Loan Obligation (CLO) / Structured Credit	59,923	58,759	28%
Emerging Markets Debt	3,790	3,570	2%
Preferred Equity	194	199	0%
Common Equity	1,559	1,101	0%
Total	$210,803	$210,594	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2019, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of July 31, 2019, the Fund did not have any investments with unfunded commitments. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of July 31, 2019:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$34,924	17%
EUR CLO	21,477	10%
Media Entertainment	19,373	9%
Chemicals	12,117	6%
Oil & Gas	10,285	5%
Telecommunications	10,195	5%
Pharmaceuticals	9,001	4%
Healthcare-Services	8,688	4%
Retail	6,169	3%
Municipal	5,563	3%
Transportation	5,054	2%
Internet	4,396	2%
Diversified Financial Services	3,861	2%
Independent Oil & Gas	3,790	2%
Retailers	3,499	2%
Commercial Services	3,349	2%
Coal	3,256	2%
Oil & Gas Services	2,674	1%
Pipelines	2,413	1%
Commercial Banks	2,371	1%
Software	2,370	1%
USD CDO	2,358	1%

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands)

Leisure	2,350	1%
Lodging	2,346	1%
Periodical Publishers	2,181	1%
Electric	2,170	1%
Technology	2,086	1%
Healthcare	2,067	1%
Other	20,211	9%
Total	$210,594	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of July 31, 2019, the Fund’s investments derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$22,719	$—	$22,719
Senior Secured Loans—Second Lien	—	3,627	1,881	5,508
Senior Secured Bonds	—	39,868	—	39,868
Unsecured Bonds	—	78,012	858	78,870
Collateralized Loan Obligation (CLO) / Structured Credit	—	58,759	—	58,759
Emerging Markets Debt	—	3,570	—	3,570
Preferred Equity	—	—	199	199
Common Equity	999	102	—	1,101
Total Investments	999	206,657	2,938	210,594
Forward Foreign Currency Exchange Contracts	—	272	—	272
Cross-Currency Swaps	—	940	—	940
Total Return Debt Swaps	—	—	110	110
Total Assets	$999	$207,869	$3,048	$211,916

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(109)	$—	$(109)
Interest Rate Futures	(73)	—	—	(73)
Interest Rate Swaps	—	(162)	—	(162)
Total Return Debt Swaps		—	(9)	(9)
Total Liabilities	$(73)	$(271)	$(9)	$(353)

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands)

The following is a reconciliation for the nine months ended July 31, 2019 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans—Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO) / Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$1,881	$863	$510	$195	$—	$3,449
Accretion of discount (amortization of premium)	7	—	—	—	—	7
Realized gain (loss)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(7)	(5)	—	4	—	(8)
Purchases	—	—	—	—	450	450
Sales	—	—	—	—	—	—
Net transfers in or out of Level 3	—	—	(510)	—	(450)	(960)

Fair value at end of period	$1,881	$858	$—	$199	—	$2,938

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(7)	$(5)	$—	$4	—	$(8)

The following is a reconciliation for the nine months ended July 31, 2019 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

Fair value at beginning of period	$(16)
Accretion of discount (amortization of premium)	—
Realized gain (loss)	159
Net change in unrealized appreciation (depreciation)	117
Purchases	—
Sales	(159)
Net transfers in or out of Level 3	—
Fair value at end of period	$101

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$117